Related parties (Details 1) - INR (₨) ₨ in Millions	Mar. 31, 2018	Mar. 31, 2017
Due from/to related parties [Line Items]
Amounts payable, related party transactions	₨ 14	₨ 9
Key management personnel (towards rent deposits)
Due from/to related parties [Line Items]
Amounts receivable, related party transactions	8	8
Other related parties
Due from/to related parties [Line Items]
Amounts receivable, related party transactions	₨ 148	₨ 0